Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Interest income on financial assets not at FVTPL	$ 191	$ 483	$ 955
Interest income on financial assets classified at FVTPL	214	48	102
Total interest income	405	531	1,057
Interest expense on financial liabilities not at FVTPL	1,730	1,856	710
Interest expense on financial liabilities classified at FVTPL	18	25	30
Total interest expense	1,748	1,881	740
Dividend income on financial assets at FVTPL	244	0	0
Dividend income on financial assets classified not at FVTPL	0	0	0
Net gain on financial assets at FVTPL	(722)	692	1,142
Loss on loan payable at FVTPL	(1,616)	(549)	(979)
Reversal of impairment on securities measured at FVTOCI	$ 0	$ 3	$ (3)